CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014
REVENUE
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
OPERATING EXPENSES
Administration expenses	775,216	504,724	2,620,324	980,637	1,567,549	742,037
Occupancy expenses	5,235	2,366	15,062	7,710	3,719	11,016
Research and development	510,301	9,475	806,578	15,797	134,319	8,168
TOTAL OPERATING EXPENSES	1,290,752	516,565	3,441,964	1,004,144	1,705,587	761,221
LOSS FROM OPERATIONS	(1,290,752)	(516,565)	(3,441,964)	(1,004,144)	(1,705,587)	(761,221)
OTHER INCOME (EXPENSE)
Interest expense	(1,104,315)	(199,287)	(2,678,604)	(847,942)	(1,323,902)	(93,147)
Interest income	0	13	2,027	16	33	18
Other expense	0	0	0	(50,002)	(50,002)	0
Change in fair value of derivative liabilities	57,118	(42,802)	(494,772)	79,940	(541,981)	(16,522)
Gain (loss) on debt settlements, net	0	331,457	(58,893)	366,341	375,547	0
Foreign currency transaction gain (loss)	186,070	(27,066)	47,366	(209,678)	(244,332)	(6,959)
TOTAL OTHER INCOME (EXPENSE)	(861,127)	62,315	(3,182,876)	(661,325)	(1,784,637)	(116,610)
LOSS BEFORE INCOME TAXES	(2,151,879)	(454,250)	(6,624,840)	(1,665,469)	(3,490,224)	(877,831)
INCOME TAX (EXPENSE) BENEFIT	(30)	0	71,970	79,302	77,470	48,267
NET INCOME (LOSS)	(2,151,909)	(454,250)	(6,552,870)	(1,586,167)	(3,412,754)	(829,564)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation gain (loss)	(238,292)	131,659	(126,413)	349,796	403,831	(58,274)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	$ (2,390,201)	$ (322,591)	$ (6,679,283)	$ (1,236,371)	$ (3,008,923)	$ (887,838)
BASIC AND DILUTED NET LOSS PER SHARE (in dollars per share)	$ (0.00)	$ (0.00)	$ (0.02)	$ (0.01)	$ (0.02)	$ (0.01)
BASIC AND DILUTED WEIGHTED AVERAGE SHARES OUTSTANDING (in shares)	510,808,665	201,772,426	419,957,374	124,223,579	177,633,496	72,350,555